SCHEDULE OF ESTIMATED USEFUL LIVES OF PLAN AND EQUIPMENT (Details)	Dec. 31, 2023
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Plant and equipment, useful life	5 years